Accounts receivable, net (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accounts receivable, net
Summary of accounts receivable, net

	As of March 31,
	2022	2021
Accounts receivable, gross	$252,215	$83,980
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$252,215	$83,980

	As of March 31,
	2021	2020
Accounts receivable, gross	$83,980	$78,785
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$83,980	$78,785